SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
In-kind contributions	$ 664,590	$ 666,068
Total	415,137	(2,051,396)
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	4,480,279	1,970,746
Purchases of goods and services	(3,327,524)	(5,533,795)
Key management personnel
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services		6,048
Purchases of goods and services	82,408	157,213
Salaries, social security benefits and other benefits	(841,706)	(1,091,546)
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	690,498	3,628,119
Purchases of goods and services	(1,333,408)	(1,854,249)
In-kind contributions	$ 664,590	$ 666,068